Long-term debt and other financial liabilities	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long-term debt and other financial liabilities

7. Long-term debt and other financial liabilities

Long-term debt

Facility	June 30, 2026	December 31, 2025
Loans	$1,976,571	$1,788,115
Less: Deferred finance costs, net	(10,795)	(8,059)
Total long-term debt	1,965,776	1,780,056
Less: Current portion of debt	(244,004)	(295,490)
Add: Deferred finance costs, current portion	2,681	2,797
Long-term debt, net of current portion and deferred finance costs	$1,724,453	$1,487,363

Loan balances outstanding at June 30, 2026, amounted to $1,976,571. These bank loans are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between December 2026 and December 2034. Interest rates on the outstanding loans as at June 30, 2026, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread.

On February 13, 2026, the Company signed a seven-year loan agreement amounting to $120,000 relating to the refinancing of the LNG carrier, Maria Energy. On February 19, 2026, the Company drew down the amount of $120,000 and prepaid the amount of $84,310. The new loan is repayable in fourteen semi-annual installments of $5,455, plus a balloon of $43,630 payable together with the last installment.

On May 11, 2026, the Company prepaid the amount of $23,175 to the lender due to sale of its VLCC tanker Ulysses.

On May 14, 2026, the Company signed a five-year loan agreement amounting to $142,000 relating to the refinancing of the aframax tankers Elias Tsakos, Leontios H, Thomas Zafiras, Bergen TS and the panamax tanker Sunray. On May 20, 2026, the Company drew down the amount of $142,000 and on May 21, 2026 prepaid the amount of $100,740. The new loan is repayable in ten semi-annual installments of $8,563.2, plus a balloon of $56,368 payable together with the last installment. The Company has the option to place in a collateral account amounts equal, or less, of the outstanding loan amount for the purpose of reducing the applicable loan margin. The amount placed in the collateral account is not legally restricted unless the Company receives from the lenders any notice for an event of default, and may at the Company’s discretion, be withdrawn from the collateral account on the last day of the interest period with prior written notice to the lender. The interest period of such loan is three months. As of June 30, 2026, the Company had placed the amount of $10,000 in a collateral account, which is included in cash and cash equivalents in the accompanying consolidated balance sheets.

As of June 30, 2026, total undrawn amounts of the existing loan agreements amounted to $1,027,830.

An amount of $15,233 related to deferred finance costs attributable to the undrawn portions of the existing loan agreements, is included in other non-current assets in the accompanying consolidated balance sheets.

According to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”, the Company expenses any unamortized deferred financing costs on its prepaid loans (Note 8).

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2026	4.75%	Six months ended June 30, 2026	4.86%
Three months ended June 30, 2025	5.74%	Six months ended June 30, 2025	5.83%

The bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries and in certain cases of the Holding Company as well.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends if an event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, covenants require the Company to maintain a minimum liquidity, not legally restricted, of $17,366 at June 30, 2026 and $37,038 at December 31, 2025, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. One loan agreement requires a monthly pro rata transfer to retention account of any principal due but unpaid. Two loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $2,050, not legally restricted.

As of June 30, 2026, the Company and its subsidiaries had thirty-four loan agreements, totaling $1,976,571. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2026.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after June 30, 2026, are as follows:

Period/ Year	Amount
July to December 2026	$100,164
2027	362,188
2028	298,879
2029	342,253
2030	130,197
2031 and thereafter	742,890
$1,976,571

Other financial liabilities, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2026	December 31, 2025
Other financial liabilities	$137,592	$142,256
Less: Deferred finance costs, net	(1,191)	(1,337)
Total other financial liabilities	136,401	140,919
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	275	287
Other financial liabilities, net of current portion and deferred finance costs	$127,348	$131,878

On December 21, 2021, the Company entered into a new ten-year sale and leaseback agreement for its under-construction LNG carrier, Tenergy. The Company chartered back the vessel on a bareboat basis, having a purchase obligation at the end of the ten-year period, and has continuous options to repurchase the vessel at any time following the fifth anniversary of the commencement date. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and recognized the sale proceeds as other financial liabilities.

The annual principal payments of other financial liabilities required to be made after June 30, 2026, are as follows:

Period/ Year	Amount
July to December 2026	$4,665
2027	9,328
2028	9,328
2029	9,328
2030	9,328
2031 and thereafter	95,615
$137,592